Other Income	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income [text block] [Abstract]
OTHER INCOME
10.	OTHER INCOME
	Year ended December 31,
	2020	2019	2018
Government grant	-	6,179	-
Interest income on bank deposits	54,544	62,538	71,693
Other	364,094	222,865	50,446
	418,638	291,582	122,139